Income Taxes - Additional Information (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] $ in Millions	Mar. 31, 2023 USD ($)
Tax Credit Carryforward, Amount	$ 7.2
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	0.4
Domestic Tax Authority [Member]
Operating Loss Carryforwards	27.0
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	$ 53.9